CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 90,597	$ 18,229
Short-term bank deposits	45,759	61,397
Investment in marketable securities	9,284	23,629
Other accounts receivable and prepaid expenses	2,382	2,742
Total current assets	148,022	105,997
NON-CURRENT ASSETS:
Restricted long-term bank deposits	410	343
Long-term prepaid expenses	1,293	1,888
Severance pay fund	3,643	3,072
Operating lease right of use asset	2,521	2,843
Property and equipment, net	681	852
Total non-current assets	8,548	8,998
Total assets	156,570	114,995
CURRENT LIABILITIES:
Trade payables	2,353	1,838
Deferred revenues	10,970	9,632
Current maturity of operating lease liability	521	448
Accrued expenses	5,676	5,168
Employees and related accruals	3,050	3,074
Total current liabilities	22,570	20,160
NON-CURRENT LIABILITIES:
Deferred revenues	24,943	34,045
Operating lease liability	2,439	2,464
Accrued severance pay	3,887	3,412
Total non-current liabilities	31,269	39,921
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value: 200,000,000 shares authorized at December 31, 2025 and 2024; 94,553,191 and 89,541,246 shares issued and outstanding at December 31, 2025 and 2024, respectively.	262	248
Additional paid-in capital	555,876	543,413
Accumulated other comprehensive income	8	11
Accumulated deficit	(453,415)	(488,758)
Total shareholders’ equity	102,731	54,914
Total liabilities and shareholders’ equity	$ 156,570	$ 114,995